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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:      028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                   New York, NY                August 4, 2009
-------------------------       ---------------------         ------------------
      [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                       ----------------

Form 13F Information Table Entry Total:                              17
                                                       ----------------

Form 13F Information Table Value Total:                         $69,514
                                                       ----------------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         -------------              --------------------------

         NONE

                                                          RNK Capital LLC
                                                     Form 13F Information Table
                                                    Quarter ended June 30, 2009

                                                                                      Investment Discretion         Voting Authority

                                                     Fair Market
                                                        Value    Shares or
                             Title of    Cusip           (in     Principal SH/  Put/       Shared  Shared Other
Issuer                        Class      Number       thousands)   Amount  PRN  Call Sole  Defined Other  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY CORPORATION
DELAWARE                        COM     00766T100       $1,920    60,000   SH        Sole                          60,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STATES WATER CO        COM     029899101       $2,806    81,000   SH        Sole                          81,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WATER WORKS CO, INC.
NEW                             COM     030420103       $2,580   135,000   SH        Sole                         135,000
------------------------------------------------------------------------------------------------------------------------------------
AMERON INTL INC                 COM     030710107       $2,808    41,900   SH   PUT  Sole                          41,900
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA WATER SERVICE
GROUP                           COM     130788102       $2,303    62,500   SH        Sole                          62,500
------------------------------------------------------------------------------------------------------------------------------------
CIRCOR INTERNATIONAL INC        COM     17273K109       $472      20,000   SH        Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------
DANAHER CORPORATION             COM     235851102       $617      10,000   SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORPORATION               COM     343412102       $215       4,200   SH        Sole                           4,200
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORPORATION           COM     34354P105       $1,745    25,000   SH        Sole                          25,000
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK
CORP                            COM     390607109       $1,458   305,000   SH        Sole                         305,000
------------------------------------------------------------------------------------------------------------------------------------
ITT CORPORATION NEW             COM     450911102       $3,582    80,500   SH        Sole                          80,500
------------------------------------------------------------------------------------------------------------------------------------
LAYNE CHRISTENSEN COMPANY       COM     521050104       $358      17,500   SH        Sole                          17,500
------------------------------------------------------------------------------------------------------------------------------------
LINDSAY CORP                    COM     535555106       $1,324    40,000   SH   CALL Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------
PENTAIR INC                     COM     709631105       $384      15,000   SH   PUT  Sole                          15,000
------------------------------------------------------------------------------------------------------------------------------------
SJW CORP                        COM     784305104       $1,476    65,000   SH        Sole                          65,000
------------------------------------------------------------------------------------------------------------------------------------
                                UNIT
SPDR TR                         SER 1   78462F103       $41,378  450,000   SH   PUT  Sole                         450,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST WATER COMPANY         COM     845331107       $4,088   742,000   SH        Sole                         742,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $69,514
(in thousands)

